Note 13 - Financial assets at fair value through other comprehensive income (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Financial Assets At Fair Value Through Other Comprehensive Income		€ 69,440,000,000	€ 61,183,000,000	€ 56,337,000,000
Net Equity instruments At Fair Value Through Other Comprehensive Income		1,100,000,000	2,420,000,000	2,595,000,000
Net Debt Instruments At Fair Value Through Other Comprehensive Income	[1]	68,308,000,000	58,731,000,000	53,709,000,000
Loans and advances at fair value through other comprehensive income		33,000,000	33,000,000	33,000,000
Of Which Impairment Losses Of Debt Instruments		€ (97,000,000)	€ (110,000,000)	€ (28,000,000)

[1]	(*) The variation corresponds mainly to the increase in financial assets issued by governments in BBVA, S.A.